Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Entity Central Index Key	dei_EntityCentralIndexKey	0001006415
Document Creation Date	dei_DocumentCreationDate	May 28, 2015
Document Effective Date	dei_DocumentEffectiveDate	May 29, 2015
Prospectus Date	rr_ProspectusDate	Jun. 01, 2015